UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Equity — 30.3%
6,734,650	Goldman Sachs Structured International Equity Fund — 9.0%	$57,042,484
3,007,683	Goldman Sachs Structured Large Cap Growth Fund — 5.5%	34,919,203
3,205,270	Goldman Sachs Structured Large Cap Value Fund — 4.6%	29,264,111
1,596,810	Goldman Sachs Strategic Growth Fund — 2.4%	14,962,106
1,811,969	Goldman Sachs Structured International Small Cap Fund — 2.1%	13,444,807
1,263,619	Goldman Sachs Large Cap Value Fund — 2.0%	12,497,190
735,819	Goldman Sachs Real Estate Securities Fund — 1.4%	8,623,803
1,629,759	Goldman Sachs International Real Estate Securities Fund — 1.3%	7,953,222
656,660	Goldman Sachs Structured Small Cap Equity Fund — 1.1%	7,059,095
795,949	Goldman Sachs Structured Emerging Markets Equity Fund — 0.9%	5,706,956

		191,472,977

Fixed Income — 69.9%
16,233,080	Goldman Sachs Short Duration Government Fund — 26.3%	166,064,407
12,188,390	Goldman Sachs Global Income Fund — 25.0%	157,839,652
5,820,165	Goldman Sachs Core Fixed Income Fund — 9.5%	59,714,891
3,639,668	Goldman Sachs High Yield Fund — 3.8%	24,130,996
3,691,929	Goldman Sachs Commodity Strategy Fund — 3.2%	20,157,935
559,913	Goldman Sachs Emerging Markets Debt Fund — 1.1%	6,752,550
698,480	Goldman Sachs Local Emerging Markets Debt Fund — 1.0%	6,069,793

		440,730,224

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$632,203,201

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.2%
Repurchase Agreement — 0.2%
Joint Repurchase Agreement Account II
$1,100,000	0.095%	10/03/11	$1,100,000

TOTAL INVESTMENTS — 100.4%			$633,303,201

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(2,419,056)

NET ASSETS — 100.0%			$630,884,145

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on September 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$702,696,884

Gross unrealized gain	18,604,809
Gross unrealized loss	(87,998,492)

Net unrealized security loss	$(69,393,683)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Equity — 93.3%
14,969,521	Goldman Sachs Structured International Equity Fund — 32.3%	$126,791,839
5,920,164	Goldman Sachs Structured Large Cap Growth Fund — 17.5%	68,733,102
6,955,772	Goldman Sachs Structured Large Cap Value Fund — 16.2%	63,506,200
3,141,311	Goldman Sachs Strategic Growth Fund — 7.5%	29,434,087
2,749,028	Goldman Sachs Large Cap Value Fund — 6.9%	27,187,890
1,793,383	Goldman Sachs Structured International Small Cap Fund — 3.4%	13,306,902
867,229	Goldman Sachs Real Estate Securities Fund — 2.6%	10,163,918
1,400,478	Goldman Sachs Structured Emerging Markets Equity Fund — 2.5%	10,041,430
1,921,097	Goldman Sachs International Real Estate Securities Fund — 2.4%	9,374,952
750,129	Goldman Sachs Structured Small Cap Equity Fund — 2.0%	8,063,882

		366,604,202

Fixed Income — 6.9%
4,995,948	Goldman Sachs Commodity Strategy Fund — 6.9%	27,277,877

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$393,882,079

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.1%
Repurchase Agreement — 0.1%
Joint Repurchase Agreement Account II
$400,000	0.095%	10/03/11	$400,000

TOTAL INVESTMENTS — 100.3%			$394,282,079

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(1,184,817)

NET ASSETS — 100.0%			$393,097,262

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on September 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$508,250,344

Gross unrealized gain	8,746,612
Gross unrealized loss	(122,714,877)

Net unrealized security loss	$(113,968,265)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 47.8%
24,530,264	Goldman Sachs Structured International Equity Fund — 16.0%	$207,771,340
9,942,566	Goldman Sachs Structured Large Cap Growth Fund — 8.9%	115,433,188
11,180,311	Goldman Sachs Structured Large Cap Value Fund — 7.9%	102,076,238
5,264,069	Goldman Sachs Strategic Growth Fund — 3.8%	49,324,322
4,407,550	Goldman Sachs Large Cap Value Fund — 3.4%	43,590,671
4,638,611	Goldman Sachs Structured International Small Cap Fund — 2.6%	34,418,496
1,957,861	Goldman Sachs Structured Small Cap Equity Fund — 1.6%	21,047,008
1,572,095	Goldman Sachs Real Estate Securities Fund — 1.4%	18,424,950
3,493,351	Goldman Sachs International Real Estate Securities Fund — 1.3%	17,047,552
1,694,577	Goldman Sachs Structured Emerging Markets Equity Fund — 0.9%	12,150,120

		621,283,885

Fixed Income — 52.5%
26,126,676	Goldman Sachs Global Income Fund — 26.0%	338,340,459
13,998,549	Goldman Sachs Core Fixed Income Fund — 11.1%	143,625,116
9,025,645	Goldman Sachs Short Duration Government Fund — 7.1%	92,332,350
12,078,390	Goldman Sachs Commodity Strategy Fund — 5.1%	65,948,012
1,218,670	Goldman Sachs Emerging Markets Debt Fund — 1.1%	14,697,160
2,073,397	Goldman Sachs High Yield Fund — 1.1%	13,746,621
1,510,890	Goldman Sachs Local Emerging Markets Debt Fund — 1.0%	13,129,634

		681,819,352

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$1,303,103,237

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.2%
Repurchase Agreement — 0.2%
Joint Repurchase Agreement Account II
$2,500,000	0.095%	10/03/11	$2,500,000

TOTAL INVESTMENTS — 100.5%			$1,305,603,237

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%			(6,775,551)

NET ASSETS — 100.0%			$1,298,827,686

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on September 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,492,581,724

Gross unrealized gain	48,438,165
Gross unrealized loss	(235,416,652)

Net unrealized security loss	$(186,978,487)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.2%
Equity — 68.0%
28,753,665	Goldman Sachs Structured International Equity Fund — 24.1%	$243,543,540
11,055,532	Goldman Sachs Structured Large Cap Growth Fund — 12.7%	128,354,731
12,767,176	Goldman Sachs Structured Large Cap Value Fund — 11.5%	116,564,320
5,855,065	Goldman Sachs Strategic Growth Fund — 5.4%	54,861,958
5,035,189	Goldman Sachs Large Cap Value Fund — 4.9%	49,798,021
4,167,735	Goldman Sachs Structured International Small Cap Fund — 3.1%	30,924,591
1,640,944	Goldman Sachs Structured Small Cap Equity Fund — 1.7%	17,640,145
2,417,794	Goldman Sachs Structured Emerging Markets Equity Fund — 1.7%	17,335,580
1,277,562	Goldman Sachs Real Estate Securities Fund — 1.5%	14,973,032
2,847,362	Goldman Sachs International Real Estate Securities Fund — 1.4%	13,895,126

		687,891,044

Fixed Income — 32.2%
11,976,397	Goldman Sachs Global Income Fund — 15.3%	155,094,347
11,745,377	Goldman Sachs Commodity Strategy Fund — 6.4%	64,129,758
5,943,575	Goldman Sachs Short Duration Government Fund — 6.0%	60,802,772
1,009,047	Goldman Sachs Emerging Markets Debt Fund — 1.2%	12,169,104
1,116,727	Goldman Sachs Core Fixed Income Fund — 1.1%	11,457,616
1,726,141	Goldman Sachs High Yield Fund — 1.1%	11,444,317
1,257,409	Goldman Sachs Local Emerging Markets Debt Fund — 1.1%	10,926,886

		326,024,800

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.2%		$1,013,915,844

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(b) — 0.2%
Repurchase Agreement — 0.2%
Joint Repurchase Agreement Account II
$1,900,000	0.095%	10/03/11	$1,900,000

TOTAL INVESTMENTS — 100.4%			$1,015,815,844

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(4,422,728)

NET ASSETS — 100.0%			$1,011,393,116

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

(b) Joint repurchase agreement was entered into on September 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,232,266,230

Gross unrealized gain	26,190,990
Gross unrealized loss	(242,641,376)

Net unrealized security loss	$(216,450,386)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.3%
Equity — 34.4%
603,854	Goldman Sachs U.S. Equity Dividend and Premium Fund — 13.4%	$5,211,257
672,528	Goldman Sachs International Equity Dividend and Premium Fund — 11.6%	4,492,487
524,573	Goldman Sachs International Real Estate Securities Fund — 6.6%	2,559,914
92,784	Goldman Sachs Real Estate Securities Fund — 2.8%	1,087,424

		13,351,082

Fixed Income — 65.9%
476,406	Goldman Sachs Global Income Fund — 15.9%	6,169,459
874,506	Goldman Sachs High Yield Fund — 14.9%	5,797,978
327,727	Goldman Sachs Emerging Markets Debt Fund — 10.2%	3,952,384
420,673	Goldman Sachs Local Emerging Markets Debt Fund — 9.4%	3,655,650
363,423	Goldman Sachs Ultra-Short Duration Government Fund — 8.2%	3,179,954
169,666	Goldman Sachs Investment Grade Credit Fund — 4.3%	1,655,939
62,931	Goldman Sachs U.S. Mortgages Fund — 1.7%	661,407
33,484	Goldman Sachs Government Income Fund — 1.3%	525,025

		25,597,796

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.3%		$38,948,878

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(119,784)

NET ASSETS — 100.0%		$38,829,094

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$43,029,030

Gross unrealized gain	325,318
Gross unrealized loss	(4,405,470)

Net unrealized security loss	$(4,080,152)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments
September 30, 2011 (Unaudited)

Shares	Description	Value
Underlying Funds (Institutional Shares)(a) — 100.0%
Equity — 28.1%
12,378,008	Goldman Sachs International Real Estate Securities Fund — 6.5%	$60,404,678
7,198,962	Goldman Sachs Structured International Small Cap Fund — 5.7%	53,416,297
4,417,849	Goldman Sachs Real Estate Securities Fund — 5.5%	51,777,193
5,711,073	Goldman Sachs Structured Emerging Markets Equity Fund — 4.4%	40,948,391
2,429,699	Goldman Sachs Emerging Markets Equity Fund — 3.6%	33,870,003
1,682,024	Goldman Sachs International Small Cap Fund — 2.4%	22,455,020

		262,871,582

Fixed Income — 71.9%
25,702,297	Goldman Sachs High Yield Fund — 18.2%	170,406,231
12,152,512	Goldman Sachs Emerging Markets Debt Fund — 15.7%	146,559,298
16,244,065	Goldman Sachs Local Emerging Markets Debt Fund — 15.1%	141,160,928
12,302,552	Goldman Sachs High Yield Floating Rate Fund — 12.6%	117,243,322
17,684,608	Goldman Sachs Commodity Strategy Fund — 10.3%	96,557,958

		671,927,737

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) — 100.0%		$934,799,319

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(183,659)

NET ASSETS — 100.0%		$934,615,660

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a) Represents Affiliated Funds.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2011, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,054,429,729

Gross unrealized gain	4,860,558
Gross unrealized loss	(124,490,968)

Net unrealized security loss	$(119,630,410)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Each Portfolio invests in a combination of domestic and international equity, fixed income and other diversifier underlying funds (the “Underlying Funds”) for which Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.
     The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
     GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy as of September 30, 2011:

	BALANCED STRATEGY			EQUITY GROWTH STRATEGY			GROWTH AND INCOME STRATEGY
Investment Type	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$191,472,977	$—	$—	$366,604,202	$—	$—	$621,283,885	$—	$—
Fixed Income Underlying Funds	440,730,224	—	—	27,277,877	—	—	681,819,352	—	—
Short-term Investments	—	1,100,000	—	—	400,000	—	—	2,500,000	—

Total	$632,203,201	$1,100,000	$—	$393,882,079	$400,000	$—	$1,303,103,237	$2,500,000	$—

	GROWTH STRATEGY			INCOME STRATEGIES			SATELLITE STRATEGIES
Investment Type	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$687,891,044	$—	$—	$13,351,082	$—	$—	$262,871,582	$—	$—
Fixed Income Underlying Funds	326,024,800	—	—	25,597,796	—	—	671,927,737	—	—
Short-term Investments	—	1,900,000	—	—	—	—	—	—	—

Total	$1,013,915,844	$1,900,000	$—	$38,948,878	$—	$—	$934,799,319	$—	$—

Repurchase Agreements — The Portfolios may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held at the Portfolios’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Portfolios maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At September 30, 2011, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of October 3, 2011, as follows:

			Collateral
	Principal	Maturity	Value
Fund	Amount	Value	Allocation

Balanced Strategy	$1,100,000	$1,100,009	$1,126,206

Equity Growth Strategy	400,000	400,003	409,529

Growth and Income Strategy	2,500,000	2,500,020	2,559,558

Growth Strategy	1,900,000	1,900,015	1,945,264

REPURCHASE AGREEMENTS — At September 30, 2011, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

			Equity	Growth and
	Interest	Balanced	Growth	Income	Growth
Counterparty	Rate	Strategy	Strategy	Strategy	Strategy

Barclays Capital, Inc.	0.050%	$111,251	$40,455	$252,844	$192,161

Barclays Capital, Inc.	0.100	36,536	13,286	83,036	63,107

BNP Paribas Securities Co.	0.120	221,498	80,545	503,404	382,587

Credit Suisse Securities LLC	0.040	41,103	14,946	93,415	70,996

JPMorgan Securities	0.090	420,161	152,786	954,912	725,733

Wells Fargo Securities LLC	0.110	269,451	97,982	612,389	465,416

TOTAL		$1,100,000	$400,000	$2,500,000	$1,900,000

At September 30, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	1.375 to 5.410%	04/12/12 to 04/17/36

Federal Home Loan Bank	0.150 to 0.250	05/25/12 to 08/17/12

Federal Home Loan Mortgage Corp.	0.000 to 6.250	04/25/12 to 09/01/41

Federal National Mortgage Association	1.250 to 8.500	05/01/12 to 10/01/41

U.S. Treasury Notes	1.375 to 4.000	01/31/14 to 08/15/21

GOLDMAN SACHS FUND OF FUNDS PORTFOLIOS
Schedule of Investments (continued)
September 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
The Portfolios’ risks include, but are not limited to, the following;
Concentration in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.
Liquidity Risk — The risk that an Underlying Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
     Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 28, 2011

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	November 28, 2011

* Print the name and title of each signing officer under his or her signature.